CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Net of accumulated depreciation on facility	$ 191,897	$ 39,385	$ 0
Accumulated amortization on granted patents		2,679	0
Convertible notes payable, debt discount		$ 34,543	$ 34,543
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued		62,862,066	50,650,994
Common stock, shares outstanding	64,229,926	62,862,066	50,650,994